Mineral Property, Plant and Equipment - Disclosure of net book value of mineral property, plant and equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	$ 410,132	$ 433,548
Additions	7,923	34,702
Disposals	(9)	(867)
Changes to environmental rehabilitation provision	(2,315)	(9,912)
Asset Impairment		(47,168)
Amortization and Depreciation	(172)	(171)
Ending Balance	415,559	410,132
Gross carrying value [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	458,455
Ending Balance	464,043	458,455
Accumulated depreciation and impairment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	(48,323)
Ending Balance	(48,484)	(48,323)
Mineral Property [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	409,356	433,347
Additions	7,668	33,956
Disposals	0	(867)
Changes to environmental rehabilitation provision	(2,315)	(9,912)
Asset Impairment		(47,168)
Amortization and Depreciation	0	0
Ending Balance	414,709	409,356
Mineral Property [Member] | Gross carrying value [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	456,524
Ending Balance	461,877	456,524
Mineral Property [Member] | Accumulated depreciation and impairment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	(47,168)
Ending Balance	(47,168)	(47,168)
Plant and Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	776	201
Additions	255	746
Disposals	(9)	0
Changes to environmental rehabilitation provision	0	0
Asset Impairment		0
Amortization and Depreciation	(172)	(171)
Ending Balance	850	776
Plant and Equipment [Member] | Gross carrying value [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	1,931
Ending Balance	2,166	1,931
Plant and Equipment [Member] | Accumulated depreciation and impairment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	(1,155)
Ending Balance	$ (1,316)	$ (1,155)